Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
Financial assets and liabilities carried at fair value at December 31, 2020 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	88,061	—	—	88,061
Time deposits	45,031	—	—	45,031
Derivatives
Foreign currency forwards	—	725	—	725

Total assets at fair value	$133,092	$725	$—	$133,817
Liabilities
Accrued earnout liability	—	—	(3,765)	(3,765)

Total liabilities at fair value	$—	$—	$(3,765)	$(3,765)
Financial assets and liabilities carried at fair value at December 31, 2019 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	36,374	—	—	36,374
Time deposits	153,838	—	—	153,838
Derivatives
Foreign currency forwards	—	454	—	454

Total assets at fair value	$190,212	$454	$—	$190,666
Liabilities
Derivatives
Foreign currency forwards	—	(1,271)	—	(1,271)

Total liabilities at fair value	$—	$(1,271)	$—	$(1,271)